Average Annual Total Returns - Class H - Inverse Mid-Cap Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(25.38%)	(14.31%)	(14.03%)	(25.58%)	(14.41%)	(14.08%)	(15.02%)	(10.04%)	(8.63%)	13.66%	12.35%	11.51%